PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of	As of
	December 31,	December 31,
	2023	2024
	US$	US$

Machinery and equipment	93,928	94,091
Electronics and office equipment	469	424
Motor vehicles	1,029	1,127
Leasehold improvements	5,549	5,433
Construction in progress	—	272

Property and equipment, cost	100,975	101,347
Less: Accumulated depreciation	(43,752)	(50,308)
Less: Provision for impairment	(34,390)	(31,143)

Property and equipment, net	22,833	19,896